Operating Segments (Details) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments | segement			4
Segment reporting, CODM, individual title and position or group name [Extensible Enumeration]			Chief Executive Officer [Member]
Segment, interest revenue reported net of interest expense [true false]			true	true	true
Loans related to certain business customers transferred from Commercial Banking operating segment to Consumer Banking and Lending operating segment		$ 8,000
Deposits related to certain business customers transferred from Commercial Banking operating segment to Consumer Banking and Lending operating segment		$ 6,000
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			$ 47,484	$ 47,676	$ 52,375
Noninterest income			36,215	34,620	30,222
Total revenue			83,699	82,296	82,597
Provision for credit losses			3,658	4,334	5,399
Personnel			36,281	35,729	35,829
Nonpersonnel expense			18,561	18,869	19,733
Total noninterest expense			54,842	54,598	55,562
Income (loss) before income tax expense			25,199	23,364	21,636
Income tax expense (benefit)			3,841	3,399	2,607
Net income (loss) before noncontrolling interests			21,358	19,965	19,029
Less: Net income (loss) from noncontrolling interests			20	243	(113)
Wells Fargo net income (loss)			21,338	19,722	19,142
Loans (average)			927,491	915,376
Assets (average)			1,986,258	1,916,697
Deposits (average)			1,347,245	1,345,915
Loans (period-end)			986,167	912,745
Assets	[1]		2,148,631	1,929,845
Deposits (period-end)			1,426,207	1,371,804
Corporate [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			(539)	(791)	(888)
Noninterest income			1,286	1,129	431
Total revenue			747	338	(457)
Provision for credit losses			(66)	(16)	12
Personnel			1,068	1,284	1,181
Nonpersonnel expense			1,228	1,937	3,120
Total noninterest expense			2,296	3,221	4,301
Income (loss) before income tax expense			(1,483)	(2,867)	(4,770)
Income tax expense (benefit)			(1,382)	(1,884)	(2,355)
Net income (loss) before noncontrolling interests			(101)	(983)	(2,415)
Less: Net income (loss) from noncontrolling interests			12	233	(124)
Wells Fargo net income (loss)			(113)	(1,216)	(2,291)
Loans (average)			2,932	7,112
Assets (average)			623,701	652,024
Deposits (average)			55,311	98,845
Loans (period-end)			915	4,977
Assets			638,664	633,799
Deposits (period-end)			73,479	59,708
Reconciling Items [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			(303)	(340)	(420)
Noninterest income			(1,645)	(1,461)	(1,776)
Total revenue			(1,948)	(1,801)	(2,196)
Provision for credit losses			0	0	0
Personnel			0	0	0
Nonpersonnel expense			0	0	0
Total noninterest expense			0	0	0
Income (loss) before income tax expense			(1,948)	(1,801)	(2,196)
Income tax expense (benefit)			(1,948)	(1,801)	(2,196)
Net income (loss) before noncontrolling interests			0	0	0
Less: Net income (loss) from noncontrolling interests			0	0	0
Wells Fargo net income (loss)			0	0	0
Loans (average)			0	0
Assets (average)			0	0
Deposits (average)			0	0
Loans (period-end)			0	0
Assets			0	0
Deposits (period-end)			0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			29,183	28,303	30,185
Noninterest income			8,179	7,898	7,734
Total revenue			37,362	36,201	37,919
Provision for credit losses			3,362	3,561	3,299
Personnel			14,091	13,864	14,626
Nonpersonnel expense			9,424	9,410	9,398
Total noninterest expense			23,515	23,274	24,024
Income (loss) before income tax expense			10,485	9,366	10,596
Income tax expense (benefit)			2,620	2,357	2,657
Net income (loss) before noncontrolling interests			7,865	7,009	7,939
Less: Net income (loss) from noncontrolling interests			0	0	0
Wells Fargo net income (loss)			7,865	7,009	7,939
Loans (average)			322,052	325,163
Assets (average)			356,372	360,907
Deposits (average)			779,994	774,660
Loans (period-end)			332,481	321,430
Assets			373,494	361,663
Deposits (period-end)			790,962	783,490
Commercial Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			7,902	9,096	10,034
Noninterest income			4,076	3,682	3,415
Total revenue			11,978	12,778	13,449
Provision for credit losses			288	290	75
Personnel			3,957	4,090	4,366
Nonpersonnel expense			2,120	2,100	2,189
Total noninterest expense			6,077	6,190	6,555
Income (loss) before income tax expense			5,613	6,298	6,819
Income tax expense (benefit)			1,421	1,599	1,704
Net income (loss) before noncontrolling interests			4,192	4,699	5,115
Less: Net income (loss) from noncontrolling interests			8	10	11
Wells Fargo net income (loss)			4,184	4,689	5,104
Loans (average)			223,399	223,057
Assets (average)			246,205	245,707
Deposits (average)			178,432	172,129
Loans (period-end)			228,627	223,318
Assets			252,001	246,569
Deposits (period-end)			190,004	188,650
Corporate and Investment Banking [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			7,557	7,935	9,498
Noninterest income			11,675	11,409	9,693
Total revenue			19,232	19,344	19,191
Provision for credit losses			74	521	2,007
Personnel			6,104	6,067	5,910
Nonpersonnel expense			3,332	2,962	2,708
Total noninterest expense			9,436	9,029	8,618
Income (loss) before income tax expense			9,722	9,794	8,566
Income tax expense (benefit)			2,439	2,456	2,140
Net income (loss) before noncontrolling interests			7,283	7,338	6,426
Less: Net income (loss) from noncontrolling interests			0	0	0
Wells Fargo net income (loss)			7,283	7,338	6,426
Loans (average)			293,089	277,039
Assets (average)			667,299	568,035
Deposits (average)			206,251	192,592
Loans (period-end)			333,509	278,680
Assets			787,751	597,278
Deposits (period-end)			224,146	212,948
Wealth and Investment Management [Member] | Operating Segments [Member]
Financial Information of Operating Segment [Abstract]
Net interest income (expense)			3,684	3,473	3,966
Noninterest income			12,644	11,963	10,725
Total revenue			16,328	15,436	14,691
Provision for credit losses			0	(22)	6
Personnel			11,061	10,424	9,746
Nonpersonnel expense			2,457	2,460	2,318
Total noninterest expense			13,518	12,884	12,064
Income (loss) before income tax expense			2,810	2,574	2,621
Income tax expense (benefit)			691	672	657
Net income (loss) before noncontrolling interests			2,119	1,902	1,964
Less: Net income (loss) from noncontrolling interests			0	0	0
Wells Fargo net income (loss)			2,119	1,902	$ 1,964
Loans (average)			86,019	83,005
Assets (average)			92,681	90,024
Deposits (average)			127,257	107,689
Loans (period-end)			90,635	84,340
Assets			96,721	90,536
Deposits (period-end)			$ 147,616	$ 127,008

[1]	Our consolidated assets at December 31, 2025 and 2024, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Trading assets, $2.3 billion and $472 million; Loans, $11.3 billion and $11.2 billion; All other assets, $224 million and $199 million; and Total assets, $13.8 billion and $11.9 billion, respectively.